SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retirement and other post-retirement benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SL BIO LTD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Employee benefit expenses	$ 15,712	$ 10,380